Consolidated Balance Sheet (Parentheticals) - $ / shares $ / shares in Thousands	Dec. 31, 2019	Dec. 31, 2018
Common stock, par value (in dollars per share)	$ 0	$ 0
Common stock, shares authorized (in shares)	10,000,000	10,000,000
Common stock, shares issued (in shares)	7,294,792	7,260,994
Common stock, shares outstanding (in shares)	6,423,630	6,488,664
Treasury stock, shares (in shares)	871,162	772,330